INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table presents sales to and purchases from investments in unconsolidated affiliates for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

	(U.S. Dollars in thousands)
Sales	$24,795	$25,215	$81,446	$79,223
Purchases	44,688	41,595	120,587	116,820
The following tables presents amounts due from and to investments in unconsolidated affiliates as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$14,057	$25,066
Amounts due from investments in unconsolidated affiliates presented within other receivables	9,578	4,138
Amounts due from investments in unconsolidated affiliates presented within other assets	8,784	9,220
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(11,614)	(10,514)